PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Subtotal	$ 94,043	$ 92,733
Accumulated depreciation	(50,851)	(45,748)
Property, plant and equipment, net	43,192	46,985
Buildings
Subtotal	52,554	52,696
Office equipment
Subtotal	363	301
Plant and machinery
Subtotal	40,081	38,652
Motor vehicles
Subtotal	1,045	1,045
Work-in-progress
Subtotal	$ 0	$ 39